RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of restricted cash

As at December 31	2017	2016
Cash collateral relating to rehabilitation performance guarantees	$20,414	$19,019
Other restricted cash	1,779	1,023
	$22,193	$20,042

Movements on restricted cash balances
Movements in the restricted cash balances for the years ended December 31, 2017 and 2016 are as follows:

As at December 31	2017	2016
Balance at beginning of year	$20,042	$—
Additions	680	229
Foreign currency translation	1,471	187
Acquired as part of Newmarket acquisition (note 7(a))	—	19,369
Acquired as part of St Andrew acquisition note 7(b)	—	8,103
Replaced with surety bonds	—	(7,846)
Restricted cash, end of year	$22,193	$20,042